Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Work in progress	$ 388	$ 283
Finished goods	152	290
Total inventories	$ 540	$ 573